--------------------------------------------------------------------------------

                                   LEBENTHAL
                                  FUNDS, INC.

                                  Annual Report
                                November 30, 1998

                               [GRAPHIC OMITTED]

                                    LEBENTHAL
                         THE WORKHOURSE OF INVESTMENTS.

--------------------------------------------------------------------------------

                                                120 BROADWAY, NEW YORK, NY 10271
LEBENTHAL                                                           212-425-6116
FUNDS, INC.                                 OUTSIDE NYC TOLL FREE 1-800-221-5822
================================================================================

Dear Shareholder:

The Lebenthal Bond Funds (the "Funds") continue to do well versus their peer funds. For the year ended November 30, 1998, Lipper Analytical Services, Inc., (Lipper) ranked the $147.7 million Lebenthal New York Municipal Bond Fund - Class A (the "New York Fund") #20 of the 98 New York funds listed as being peer funds. For the three years ended November 30, 1998, Lipper ranked the New York Fund - Class A #3 out of 86 peer funds. For the five years ended November 30, 1998, Lipper ranked the New York Fund - Class A #1 out of 58 peer funds.

The performance records of the $9.0 million Lebenthal New Jersey and the $17.8 million Lebenthal Taxable Municipal Bond Funds (the "New Jersey Fund" and the "Taxable Fund") relative to their peers have also been excellent.

Total returns as provided by Lipper are historical and do not include the sales charge of 4.5%. Fees waived by the New Jersey and Taxable Funds may have had a material effect on the total return figures.

For the year ended November 30, 1998, Lipper ranked (a) the New Jersey Fund #1 of 55 New Jersey funds listed as being peer funds and (b) the Taxable Fund #3 of 147 taxable funds listed as being peer funds. For the three years ended November 30, 1998, Lipper ranked (a) the New Jersey Fund #1 of 44 New Jersey funds listed as being peer funds and (b) the Taxable Fund #1 out of 120 taxable funds listed as being peer funds.

The total return statistics of the Funds for the year ended November 30, 1998, were 7.69% for the New York Fund - Class A, 8.47% for the New Jersey Fund, and 11.85% for the Taxable Fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, an investor who put $1,000 into each of the funds on December 1, 1997, reinvested the monthly dividends, and sold on November 30, 1998, would have offset the full sales charge and still have received $1,031.70 from the New York Fund - Class A, $1,038.20 from the New Jersey Fund, and $1,072.60 from the Taxable Fund.

The total return statistics of the Funds for the three years ended November 30, 1998, were 24.29% for the New York Fund Class A, 25.38% for the New Jersey Fund, and 31.83% for the Taxable Fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, an investor who put $1,000 into each of the funds on December 1, 1995, reinvested the monthly dividends, and sold on November 30, 1998, would have offset the full sales charge and still have received $1,191.40 from the New York Fund - Class A, $1,200.40 from the New Jersey Fund, and $1,264.50 from the Taxable Fund.

The cumulative total return of the New York Fund - Class A for the five years ended November 30, 1998, was 39.27% excluding the 4.5% maximum sales charge and 33.00% if the full 4.5% load had been paid on December 1, 1993. All total return figures assume reinvestment of monthly dividends and capital gains and fluctuations in share prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The cumulative total return of each Fund, assuming payment of a full 4.5% load, from inception through November 30, 1998, was (a) 70.77% for the New York Fund - Class A (inception June 24,1991); (b) 1.45% for the New York Fund - Class B (inception December 1, 1997) (c) 23.90% for the New Jersey Fund (inception December 1, 1993); and (d) 47.36% for the Taxable Fund (inception December
1, 1993).

The SEC yields of the Funds at their November 30, 1998, offering prices were:
New York Fund - Class A, 4.01%; New York Fund - Class B, 3.42%; New Jersey Fund, 4.05%; and Taxable Fund, 5.50%. SEC yield quotations are based on investment income per share earned during a particular 30 day period, less expenses accrued during such period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period in accordance with the formula prescribed by the SEC.

Because we believe that interest rates will vary little during 1999, the Funds are positioned "neutrally". Their neutral positioning should allow them to perform well versus competing funds and other fixed-income instruments assuming that rates stay within 50 basis points of current yield levels - as we think likely. However, in case our interest rate outlook changes, the securities in each Fund are easily marketed so that we can take advantage of trading opportunities. For the long run, we think that tax-exempt bonds are good buys at current yield levels versus other investment alternatives and inflation. Thus, we plan to remain almost always fully invested, particularly since we have learned that successfully forecasting interest rate inflection points is largely impossible.

Please be mindful that the information and statistics included in this commentary are not guaranteed. However, they have been obtained from reliable sources and are believed to be accurate.

Note: Past performance is no guarantee of the future. No assurance can be given that the Funds will achieve their objectives. Share price and investment return will fluctuate, and on the day you sell, the value of your shares may be worth more or less than the original investment. For more complete information, including all sales charges, send for a free prospectus. Read it carefully before you invest or send money.

We thank you for the opportunity to be of service.

Very truly yours,

/s/ James L. Gammon

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS A
PERFORMANCE COMPARISON CHART

================================================================================

The following chart compares the performance of Lebenthal New York Municipal Bond Fund - Class A (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

                Lebenthal New York Municipal Bond Fund - Class A
                          Performance Comparison Chart

   [The following table was depicted as a line chart in the printed material.]

                 Lehman Index      with sales load         without sales load
                 ------------      ---------------         ------------------

                  10000             9550                    10000
                  10102             9576.68                 10027.9
                  10233.3           9643.37                 10097.8
                  10325.4           9764.96                 10225.1
11/30/91          10354.3           9750.91                 10210.4
                  10577             10017.3                 10489.3
                  10601.3           9912.54                 10379.6
                  10604.5           9981.87                 10452.2
                  10608.7           10017.6                 10489.6
                  10703.1           10117.2                 10593.9
                  10829.4           10310                   10795.8
                  11011.4           10561.5                 11059.1
                  11341.7           10996                   11514.1
                  11230.5           10750.3                 11256.8
                  11303.5           10777.6                 11285.4
                  11192.8           10557.4                 11054.9
11/30/92          11393.1           10890.8                 11403.9
                  11509.3           11025.6                 11545.2
                  11642.8           11156.2                 11681.9
                  12064.3           11654.5                 12203.7
                  11936.4           11525.5                 12068.6
                  12057             11683                   12233.5
                  12124.5           11763.9                 12318.2
                  12327             11955                   12518.3
                  12343             11977.6                 12542
                  12599.7           12283.2                 12862
                  12743.4           12424.6                 13010.1
                  12767.6           12435                   13020.9
11/30/93          12655.2           12262                   12839.7
                  12922.4           12534.2                 13124.8
                  13070             12678.4                 13275.8
                  12731.5           12327.2                 12908.1
                  12213             11658.9                 12208.3
                  12316.2           11652.5                 12201.6
                  12423             11800.5                 12356.6
                  12347.1           11709.2                 12260.9
                  12573.4           11987.3                 12552.1
                  12616.9           12028.4                 12595.2
                  12431.7           11751.2                 12304.9
                  12210.9           11403.5                 11940.9
11/30/94          11990.1           11073.5                 11595.3
                  12253.9           11441.3                 11980.4
                  12604.4           11957.4                 12520.9
                  12971.2           12375.7                 12958.9
                  13120.4           12477.6                 13065.5
                  13136.1           12525.5                 13115.7
                  13555.1           12967.8                 13578.8
                  13437.2           12915.4                 13524
                  13564.9           12906.5                 13514.6
                  13737.1           13086.1                 13702.7
                  13823.7           13165.7                 13786
                  14024.1           13394.4                 14025.5
11/30/95          14256.9           13728.9                 14375.8
                  14393.9           13872                   14525.6
                  14503.3           13961.9                 14619.8
                  14404.7           13907.5                 14562.8
                  14220.3           13664                   14312.8
                  14180.5           13588.8                 14234.1
                  14174.8           13609.7                 14256
                  14329.3           13829.7                 14486.5
                  14459.7           13980.9                 14644.8
                  14456.8           14001.4                 14666.3
                  14659.2           14241.9                 14918.2
                  14824.9           14374.8                 15057.5
11/30/96          15096.2           14547.6                 15238.5
                  15032.8           14498.3                 15186.7
                  15061.3           14471.6                 15158.8
                  15199.9           14610.8                 15304.6
                  14997.8           14449.6                 15135.8
                  15123.7           14592.4                 15285.3
                  15350.6           14784                   15486.1
                  15514.8           14924.5                 15633.2
                  15944.6           15473.7                 16208.5
                  15794.7           15369.6                 16099.4
                  15982.7           15524.4                 16261.5
                  16085             15649.1                 16392.3
11/30/97          16179.9           15748.5                 16496.3
                  16416.1           15981.6                 16740.5
                  16585.2           16202                   16971.4
                  16590.2           16206.7                 16976.3
                  16605.1           16237.5                 17008.6
                  16530.4           16169.7                 16937.5
                  16791.5           16434                   17214.4
                  16857             16540.6                 17326
                  16899.2           16589.8                 17377.6
                  17161.1           16856.8                 17657.3
                  17375.6           17074                   17831.4
                  17320             16998.8                 17799.8
11/30/98          17408.3           17077.2                 17881.9

--------------------------------------------------------------------------------
                                                   Average Annual Total Return
                                  One   Five    Since Commencement of Operations
                                 Year   Year              June 24, 1991

Lebenthal New York - Class A
   Municipal Bond Fund:
   with sales load               2.84%  5.87%                 7.46%
   without sales load            7.69%  6.85%                 8.12%
Lehman Index                     6.21%  6.85%                 9.08%
--------------------------------------------------------------------------------
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART

================================================================================

The following chart compares the performance of Lebenthal New Jersey Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

                    Lebenthal New Jersey Municipal Bond Fund
                          Performance Comparison Chart

   [The following table was depicted as a line chart in the printed material.]

                 Lehman Index      with sales load          without sales load
                 ------------      ---------------          ------------------

                  10000             9550                     10000
                  10102             9576.68                  10027.9
                  10233.3           9643.37                  10097.8
                  10325.4           9764.96                  10225.1
11/30/91          10354.3           9750.91                  10210.4
                  10577             10017.3                  10489.3
                  10601.3           9912.54                  10379.6
                  10604.5           9981.87                  10452.2
                  10608.7           10017.6                  10489.6
                  10703.1           10117.2                  10593.9
                  10829.4           10310                    10795.8
                  11011.4           10561.5                  11059.1
                  11341.7           10996                    11514.1
                  11230.5           10750.3                  11256.8
                  11303.5           10777.6                  11285.4
                  11192.8           10557.4                  11054.9
11/30/92          11393.1           10890.8                  11403.9
                  11509.3           11025.6                  11545.2
                  11642.8           11156.2                  11681.9
                  12064.3           11654.5                  12203.7
                  11936.4           11525.5                  12068.6
                  12057             11683                    12233.5
                  12124.5           11763.9                  12318.2
                  12327             11955                    12518.3
                  12343             11977.6                  12542
                  12599.7           12283.2                  12862
                  12743.4           12424.6                  13010.1
                  12767.6           12435                    13020.9
11/30/93          12655.2           12262                    12839.7
                  12922.4           12534.2                  13124.8
                  13070             12678.4                  13275.8
                  12731.5           12327.2                  12908.1
                  12213             11658.9                  12208.3
                  12316.2           11652.5                  12201.6
                  12423             11800.5                  12356.6
                  12347.1           11709.2                  12260.9
                  12573.4           11987.3                  12552.1
                  12616.9           12028.4                  12595.2
                  12431.7           11751.2                  12304.9
                  12210.9           11403.5                  11940.9
11/30/94          11990.1           11073.5                  11595.3
                  12253.9           11441.3                  11980.4
                  12604.4           11957.4                  12520.9
                  12971.2           12375.7                  12958.9
                  13120.4           12477.6                  13065.5
                  13136.1           12525.5                  13115.7
                  13555.1           12967.8                  13578.8
                  13437.2           12915.4                  13524
                  13564.9           12906.5                  13514.6
                  13737.1           13086.1                  13702.7
                  13823.7           13165.7                  13786
                  14024.1           13394.4                  14025.5
11/30/95          14256.9           13728.9                  14375.8
                  14393.9           13872                    14525.6
                  14503.3           13961.9                  14619.8
                  14404.7           13907.5                  14562.8
                  14220.3           13664                    14312.8
                  14180.5           13588.8                  14234.1
                  14174.8           13609.7                  14256
                  14329.3           13829.7                  14486.5
                  14459.7           13980.9                  14644.8
                  14456.8           14001.4                  14666.3
                  14659.2           14241.9                  14918.2
                  14824.9           14374.8                  15057.5
11/30/96          15096.2           14547.6                  15238.5
                  15032.8           14498.3                  15186.7
                  15061.3           14471.6                  15158.8
                  15199.9           14610.8                  15304.6
                  14997.8           14449.6                  15135.8
                  15123.7           14592.4                  15285.3
                  15350.6           14784                    15486.1
                  15514.8           14924.5                  15633.2
                  15944.6           15473.7                  16208.5
                  15794.7           15369.6                  16099.4
                  15982.7           15524.4                  16261.5
                  16085             15649.1                  16392.3
11/30/97          16179.9           15748.5                  16496.3
                  16416.1           15981.6                  16740.5
                  16585.2           16202                    16971.4
                  16590.2           16206.7                  16976.3
                  16605.1           16237.5                  17008.6
                  16530.4           16169.7                  16937.5
                  16791.5           16434                    17214.4
                  16857             16540.6                  17326
                  16899.2           16589.8                  17377.6
                  17161.1           16856.8                  17657.3
                  17375.6           17074                    17831.4
                  17320             16998.8                  17799.8
11/30/98          17408.3           17077.2                  17881.9

--------------------------------------------------------------------------------
                                               Average Annual Total Return Since
                                         One      Commencement of Operations
                                         Year          December 1, 1993
    Lebenthal New Jersey Municipal
    Bond Fund:
       with sales load                   3.59%              4.38%
       without sales load                8.47%              5.45%
    Lehman Index                         6.21%              6.85%
--------------------------------------------------------------------------------
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART

================================================================================

The following chart compares the performance of Lebenthal Taxable Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Long Corporate Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges.

                      Lebenthal Taxable Municipal Bond Fund
                          Performance Comparison Chart

   [The following table was depicted as a line chart in the printed material.]

                 Lehman Index      with sales load         without sales load
                 ------------      ---------------         ------------------

12/1/93           10000             9550                    10000
                  10054             9710.5                  10171.6
                  10297.1           9743.78                 10206.5
                  9986.31           9745.02                 10207.8
                  9583.36           9493.45                 9944.26
                  9469.67           9385.34                 9831.01
                  9372.93           9304.58                 9746.42
                  9316.24           9242.46                 9681.35
                  9636.97           9317.95                 9760.42
                  9603.14           9240.5                  9679.29
                  9337.73           9224.9                  9662.96
                  9303.87           9197.88                 9634.66
11/30/94          9340.26           8989.53                 9416.4
                  9471.98           9209.91                 9647.25
                  9705.64           9294.19                 9735.53
                  10019.6           9582.28                 10037.3
                  10128.5           9658.9                  10117.6
                  10324.4           9809.53                 10275.4
                  10966.9           10115.7                 10596.1
                  11082.8           10250.9                 10737.7
                  10974.5           10284.8                 10773.1
                  11221             10409.2                 10903.5
                  11402.8           10662.8                 11169.1
                  11575.5           10897.1                 11414.6
11/30/95          11844.8           11111.6                 11639.3
                  12116.8           11284.4                 11820.2
                  12314.1           11392.2                 11933.1
                  11860             11088                   11614.5
                  11732.1           11011.9                 11534.8
                  11582.6           10853.2                 11368.6
                  11559.7           10833.9                 11348.4
                  11733.2           10919                   11437.5
                  11743.8           10945.9                 11465.7
                  11651.4           10944.1                 11463.8
                  11979.2           11166.1                 11696.4
                  12421             11391.8                 11932.8
11/30/96          12783             11685.2                 12240.1
                  12517.2           11561.8                 12110.9
                  12476.9           11550.9                 12099.4
                  12559             11601.8                 12152.7
                  12262.5           11433                   11975.9
                  12487.4           11610.3                 12161.7
                  12655.6           11726.9                 12283.8
                  12904.1           11990.8                 12560.2
                  13600.9           12526.4                 13121.2
                  13264.7           12298.6                 12882.6
                  13603.1           12560.1                 13156.5
                  13854.8           12863.8                 13474.6
11/30/97          14012             12962.9                 13578.5
                  14230.9           13158.7                 13783.6
                  14367.4           13495.5                 14136.3
                  14353.8           13438.8                 14076.9
                  14411.8           13477.8                 14117.8
                  14516.5           13532.5                 14175.2
                  14766.8           13717.6                 14369
                  14921.6           13974.3                 14637.9
                  14823.1           13975.1                 14638.7
                  14835.8           14365.7                 15047.8
                  15374.8           14913                   15563.7
                  15061.2           14691.1                 15383.3
11/30/98          15642.5           14735.5                 15429.9

--------------------------------------------------------------------------------
                                               Average Annual Total Return Since
                                         One      Commencement of Operations
                                        Year           December 1, 1993
    Lebenthal Taxable Municipal
    Bond Fund:
       with sales load                   6.82%              8.06%
       without sales load               11.85%              9.06%
    Lehman Index                        10.67%              8.90%
--------------------------------------------------------------------------------
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1998

================================================================================

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (98.75%)
---------------------------------------------------------------------------------------------------------------------------
$  1,500,000   Cattaraugus County, New York IDA Civic Facility (Olean General
               Hospital Project) - Series A, 5.25%, due 08/01/23, (LOC - Fleet
               National Bank)                                                       $   1,511,610                 A+
   1,375,000   Dutchess County, New York IDA Civic Facility (Astor Learning
               Center), 5.15%, due 11/01/24, (LOC - Bank of New York)                   1,369,087                 AA-
   1,600,000   Long Island Power Authority, New York Electric System - Series A,
               5.50%, due 12/01/29                                                      1,654,512     Baa1        A-
     760,000   Metropolitan Trans Authority, New York Commuter Facility - Series
               C-1, 5.375%, due 07/01/27, (FGIC Insured)                                  788,872     Aaa         AAA
   1,285,000   Monroe County, New York IDA Civic Facility (DePaul Community
               Facility), 6.50%, due 02/01/24, (SONYMA Insured)                         1,429,639     Aa1
     500,000   Monroe County, New York IDA Civic Facility (Nazareth College),
               5.25%, due 04/01/23, (MBIA Insured)                                        511,985                 AAA
     155,000   New York, New York (Prerefunded) - Series C,
               7.25%, due 08/15/24                                                        169,329     AAA         A-
       5,000   New York, New York (Unrefunded Balance) - Series C, General
               Obligation, 7.25%, due 08/15/24                                              5,408     A3          A-
   2,325,000   New York, New York (Unrefunded Balance) - Series I, General
               Obligation, 6.25%, due 04/15/27                                          2,558,895     A3          A
     500,000   New York, New York, City Municipal Water - Series A,
               5.00%, due 06/15/27, (FSA Insured)                                         496,980                 AAA
   3,000,000   New York, New York, City Housing Development Corp Multifamily
               Housing Revenue - Series B, 5.25%, due 11/01/31                          3,026,340     Aa2         AA
   1,150,000   New York, New York, City Municipal Water - Series B, 5.75%,
               due 06/15/26, (MBIA Insured)                                             1,242,862     Aaa         AAA
   1,705,000   New York State Dormitory Authority (Health Facilities) - Series
               A, 5.50%, due 05/15/24, (FSA Insured)                                    1,785,595     Aaa         AAA
     675,000   New York State Dormitory Authority (Health Facilities) - Series
               1, 5.00%, due 01/15/23, (FSA Insured)                                      670,282     Aaa         AAA
     500,000   New York State Dormitory Authority (Health Facilities) - Series
               1, 4.75%, due 01/15/29, (FSA Insured)                                      478,370     Aaa         AAA
   6,930,000   New York State Dormitory Authority (Highlands Living),
               6.60%, due 02/01/34, (FHA Insured)                                       7,702,903                 AA
   2,330,000   New York State Dormitory Authority (Presbyterian Residential
               Community), 6.50%, due 08/01/34, (FHA Insured)                           2,553,890                 AA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

================================================================================

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (Continued)
---------------------------------------------------------------------------------------------------------------------------
$  3,500,000   New York State Dormitory Authority (Jewish Geriatric - Long
               Island), 7.35%, due 08/01/29, (FHA Insured)                          $   4,042,640                 AAA
   5,190,000   New York State Dormitory Authority (Niagara Frontier Home),
               6.40%, due 02/01/35, (FHA Insured)                                       5,711,803                 AA
   1,000,000   New York State Dormitory Authority (St. Lukes Home Residential
               Health), 6.375%, due 08/01/35, (FHA Insured)                             1,105,290                 AA
   3,900,000   New York State Dormitory Authority (Nottingham Retirement
               Community), 6.125%, due 07/01/25, (SONYMA Insured)                       4,280,562     Aa1
   4,755,000   New York State Dormitory Authority (Geneva Nursing Home),
               6.20%, due 08/01/35, (FHA Insured)                                       5,200,020                 AA
   3,300,000   New York State Dormitory Authority (Ellis Hospital),
               5.60%, due 08/01/25, (MBIA/FHA Insured)                                  3,449,457     Aaa         AAA
   1,000,000   New York State Dormitory Authority (Mental Health Services) -
               Series B, 5.125%, due 08/15/21, (MBIA Insured)                           1,002,470     Aaa         AAA
   5,750,000   New York State Dormitory Authority (Nursing Home - St. Johns
               Health), 6.25%, due 02/01/36, (FHA Insured)                              6,324,713                 AA
   2,730,000   New York State Dormitory Authority (Jewish Home of Central NY),
               6.25%, due 07/01/25, (LOC Onbank & Trust Co.)                            3,039,364     Aaa
     500,000   New York State Dormitory Authority (Dept. of Education),
               5.75%, due 07/01/21                                                        532,175     Aaa         AAA
   2,400,000   New York State Dormitory Authority (Nursing Home),
               6.125%, due 02/01/36, (FHA Insured)                                      2,615,784     AAA
   3,000,000   New York State Dormitory Authority (Methodist Hospital) - Series
               A, 6.05%, due 02/01/34, (AMBAC/FHA Insured)                              3,319,530     Aaa         AAA
     750,000   New York State Dormitory Authority (Grace Manor Health Care
               Facility), 6.15%, due 07/01/18, (SONYMA Insured)                           835,860     Aa1
   4,000,000   New York State Dormitory Authority (Nursing Home - Menorah
               Campus), 6.10%, due 02/01/37, (FHA Insured)                              4,367,840                 AAA
     700,000   New York State Dormitory Authority (Millard Fillmore Hospital),
               5.375%, due 02/01/32, (AMBAC/FHA Insured)                                  719,698     Aaa         AAA
   1,000,000   New York State Dormitory Authority (Nursing Home - Rosalind &
               Joseph), 5.70%, due 02/01/37, (AMBAC/FHA Insured)                        1,059,290     Aaa         AAA
     750,000   New York State Dormitory Authority (Chapel Oaks Inc.),
               5.45%, due 07/01/26, (LOC - Allied Irish Bank)                             768,098     Aa3

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

================================================================================

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (Continued)
---------------------------------------------------------------------------------------------------------------------------
$  2,000,000   New York State Dormitory Authority (Hospital United Health
               Services), 5.375%, due 08/01/27, (AMBAC/FHA Insured)                 $   2,065,180                 AAA
   1,200,000   New York State Dormitory Authority (State University Educational
               Facilities), 5.125%, due 05/15/27                                        1,197,300     A3          A-
   1,500,000   New York State Dormitory Authority (Hunts Point Multi - Service
               Center), 5.625%, due 07/01/22, (SONYMA Insured)                          1,588,155     Aa1
   3,000,000   New York State Dormitory Authority (Mental Health Services) -
               Series D, 5.125%, due 08/15/27, (FSA Insured)                            3,008,340     A3          AAA
     500,000   New York State Dormitory Authority (Saint Barnabas Hospital),
               5.45%, due 08/01/35, (AMBAC/FHA Insured)                                   515,500     Aaa         AAA
   1,000,000   New York State Dormitory Authority (FHA-Nursing Home - Center
               for Nursing), 5.55%, due 08/01/37, (FHA Insured)                         1,043,610                 AA
   1,000,000   New York State Dormitory Authority (North Shore University
               Hospital), 5.25%, due 11/01/19, (MBIA Insured)                           1,024,910     Aaa         AAA
   3,000,000   New York State Dormitory Authority (Mental Health Services) -
               Series B, 5.00%, due 02/15/28, (FSA Insured)                             2,981,520     Aaa         AAA
   1,000,000   New York State Dormitory Authority (UTD Hospital Medical Center),
               5.20%, due 08/01/18, (MBIA/FHA Insured)                                  1,017,630     Aaa         AAA
   7,250,000   New York State Dormitory Authority (Hospital Special Surgery),
               5.00%, due 02/01/28, (MBIA/FHA Insured)                                  7,150,893     Aaa         AAA
   2,385,000   New York State Dormitory Authority (St. John's University),
               4.75%, due 07/01/28, (MBIA Insured)                                      2,286,213     Aaa         AAA
   1,000,000   New York State Energy Research & Development Authority -
               Electric Facilities (Long Island Lighting), 7.15%, due 02/01/22          1,090,020     Baa3        A-
   1,000,000   New York State Energy Research & Development Authority - Gas
               Facilities (Brooklyn Union Gas), 6.75%, due 02/01/24, (MBIA
               Insured)                                                                 1,096,360     Aaa         AAA
     500,000   New York State Energy Research & Development Authority -
               Pollution Control (Niagara Mohawk Power Corporation), 6.625%, due
               10/01/13, (FGIC Insured)                                                   543,905     Aaa         AAA
   3,400,000   New York State Housing Finance Agency (Phillips Village Project)
               - Series A, 7.75%, due 08/15/17, (FHA/SONYMA Insured)                    3,798,242     A2
   1,500,000   New York State Housing Finance Agency (Insured-Multifamily
               Mortgage) - Series C, 6.50%, due 08/15/24, (FHA Insured)                 1,598,040     Aa2         AAA
   1,990,000   New York State Housing Finance Agency (Housing Project Mortgage)
               - Series A, 6.125%, due 11/01/20, (FSA Insured)                          2,161,319     Aaa         AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

================================================================================

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (Continued)
---------------------------------------------------------------------------------------------------------------------------
$  2,000,000   New York State Housing Finance Agency (Multifamily Housing) -
               Series D, 6.10%, due 11/15/36, (FHA Insured)                         $   2,162,720                 AAA
     490,000   New York State Housing Finance Agency (Nursing Home & Health
               Care), 5.15%, due 11/01/16                                                 499,080     Aaa         AAA
   2,000,000   New York State Housing Finance Agency (Hospital & Health Care) -
               Series A, 5.15%, due 11/01/16, (MBIA Insured)                            2,037,060     Aaa         AAA
   1,750,000   New York State Medical Care Facilities Finance Agency (Hospital
               & Nursing Home) - Series D, 6.60%, due 02/15/31, (FHA Insured)           1,914,098                 AAA
      60,000   New York State Medical Care Facilities Finance Agency,
               7.30%, due 02/15/21                                                         65,863     A3
   6,750,000   New York State Medical Care Facilities Finance Agency - Series B,
               6.60%, due 08/15/34, (FHA Insured)                                       7,510,118     Aa2         AA
   2,505,000   New York State Medical Care Facilities Finance Agency
               (Mortgage Project) - Series A, 6.50%, due 02/15/35, (FHA Insured)        2,768,401     Aa2         AA
   6,950,000   New York State Medical Care Facilities Finance Agency (Mortgage
               Project) - Series C, 6.375%, due 08/15/29, (FHA Insured)                 7,622,830     Aa2         AA
   5,000,000   New York State Medical Care Facilities Finance Agency (Mortgage
               Project) - Series E, 6.375%, due 02/15/35, (FHA Insured)                 5,516,400     Aa2         AA
   1,000,000   New York State Urban Development Corp (Senior Lien Corp.),
               5.50%, due 07/01/26, (HUD Insured)                                       1,046,190     Aaa         AAA
   1,600,000   Oswego County, New York Development Agency (Seneca Hill Project)
               - Series A, 5.65%, due 08/01/37, (FHA Insured)                           1,686,416                 AA
     600,000   Oswego County, New York Development Agency (Saint Luke
               Residential Health) - Series A, 5.40%, due 02/01/38, (FHA
               Insured)                                                                   615,138                 AAA
   1,000,000   Otsego County, New York Development Agency (Bassett Healthcare
               Project B), 5.375%, due 11/01/20, (MBIA Insured)                         1,036,970     Aaa         AAA
     405,000   St. Lawrence County, New York Development Facility (St. Lawrence
               University) - Series A, 5.00%, due 07/01/28, (MBIA Insured)                402,505     Aaa         AAA
   3,000,000   Syracuse, New York Housing Authority (Loretto Residential Health)
               - Series A, 5.80%, due 08/01/37, (FHA Insured)                           3,208,560                 AAA
                                                                                    -------------
               Total Municipal Bonds (Cost $137,897,975)                              148,590,639
                                                                                    -------------

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

================================================================================

                                                                                        Value
   Shares                                                                             (Note 1)
-----------                                                                         -------------
CLOSED-END FUNDS (.06%)
-------------------------------------------------------------------------------------------------
       5,338   Muniyield New York Insured Fund                                      $      89,078
                                                                                    -------------
               Total Closed-End Funds (Cost $82,899)                                       89,078
                                                                                    -------------
               Total Investments (98.81%)(Cost $137,980,874)+                         148,679,717
               Cash and Other Assets, Net of Liabilities (1.19%)                        1,794,019
                                                                                    -------------
               Net Assets (100.00%)                                                 $ 150,473,736
                                                                                    =============

+ Aggregate cost for federal income tax purposes is identical.

  Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $10,705,862 and $7,019, respectively, resulting in net unrealized appreciation of $10,698,843.

  KEY:
  AMBAC  = Ambac Indemnity Corporation
  FGIC   = Financial Guaranty Insurance Corporation
  FHA    = Federal Housing Administration
  FSA    = Financial Security Assurance, Inc.
  HUD    = Department of Housing and Urban Development
  LOC    = Letter of Credit
  MBIA   = Municipal Bond Insurance Association
  SONYMA = State of New York Mortgage Agency

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1998

================================================================================

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (96.83%)
---------------------------------------------------------------------------------------------------------------------------
$    125,000   Cape May County, New Jersey Industrial Pollution Control
               Financing Authority, Atlantic City Electric Company Project A,
               7.20%, due 11/01/29, (MBIA Insured)                                  $     144,637     Aaa         AAA
     110,000   Essex County, New Jersey Import Authority, County Correctional
               Facility - Series A, 5.70%, due 01/01/27, (FGIC Insured)                   118,018     Aaa         AAA
      70,000   Essex County, New Jersey Import Authority, Orange School District
               - Series A, 6.95%, due 07/01/14, (MBIA Insured)                             82,982     Aaa         AAA
     200,000   Guam Housing Corp., Single Family - Series A,
               5.75%, due 09/01/31, (FHLMC Insured)                                       217,532                 AAA
     100,000   Irvington, New Jersey Housing & Mortgage Finance Authority,
               6.50%, due 02/01/24, (FHA Insured)                                         107,441                 AAA
     300,000   Middlesex County, New Jersey Import Authority,
               5.90%, due 09/15/21                                                        327,414     A1          A+
     100,000   New Jersey Economic Development Authority, Economic Development
               Revenue, American Airlines Inc. Project, 7.10%, due 11/01/31               108,446     Baa1        BBB-
     250,000   New Jersey Economic Development Authority, Economic Development
               Revenue, Bancroft Incorporated Obligation Group,
               6.05%, due 12/01/25, (Connie Lee Insured)                                  276,718                 AAA
     150,000   New Jersey Economic Development Authority, Economic Development
               Revenue, Refunding - Burlington Coat Factory, 6.125%, due
               09/01/10, (LOC - First Union National Bank)                                167,011     Aa3
     150,000   New Jersey Economic Development Authority, Economic Development
               Revenue, W.Y. Urban Holding Company, 6.50%, due 06/01/15,
               (LOC - Natwest Bank)                                                       165,355                 A
     200,000   New Jersey Economic Development Authority, Economic Development
               Revenue, Heath Village 1996 Project, 6.00%, due 05/01/16,
               (LOC - First Union National Bank)                                          217,274                 A+
     100,000   New Jersey Economic Development Authority, Pollution Control
               Revenue, PSE&G Co. Project, 6.40%, due 05/01/32, (MBIA Insured)            110,666     Aaa         AAA
     100,000   New Jersey Economic Development Authority, N.J. American Water
               Co. Project A, 6.875%, due 11/01/34, (FGIC Insured)                        114,035     Aaa         AAA
     100,000   New Jersey Economic Development Authority, Economic Growth -
               Series D, 6.55%, due 08/01/14, (LOC - Natwest Bank)                        109,645                 A+
     100,000   New Jersey Economic Development Authority, Sewage Facilities,
               Anheuser-Busch Project, 5.85%, due 12/01/30                                108,489     A1          A+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

================================================================================

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (Continued)
---------------------------------------------------------------------------------------------------------------------------
$    400,000   New Jersey Economic Development Authority, INSD-EDL
               Testing Service - Series A, 4.75%, due 05/15/25                      $     389,988     Aaa         AAA
      85,000   New Jersey Health Care Facilities Financing Authority, Irvington
               General Hospital Issue, 6.40%, due 08/01/25, (FHA Insured)                  94,634                 AAA
     125,000   New Jersey Health Care Facilities Financing Authority, General
               Hospital Center at Passaic, 6.75%, due 07/01/19, (FSA Insured)             152,935     Aaa         AAA
     100,000   New Jersey Health Care Facilities Financing Authority, Monmouth
               Medical Center Issue - Series C, 6.25%, due 07/01/24, (FSA
               Insured)                                                                   111,165     Aaa         AAA
     150,000   New Jersey Health Care Facilities Financing Authority, St.
               Joseph's Hospital & Medical Center, 6.00%, due 07/01/26, (Connie
               Lee Insured)                                                               165,133                 AAA
     100,000   New Jersey Health Care Facilities Financing Authority, AHS
               Hospital - Series A, 5.00%, due 07/01/27, (AMBAC Insured)                  100,404     Aaa         AAA
      25,000   New Jersey Health Care Facilities Financing Authority, Capital
               Health System Obligation Group, 5.25%, due 07/01/27                         24,889     Baa1        A-
     100,000   New Jersey Health Care Facilities Financing Authority, Community
               Medical Center/Kimball, 5.50%, due 07/01/08                                109,178     Aaa         AAA
     235,000   New Jersey Health Care Facilities Financing Authority,
               Cathedral Health Services, 5.25%, due 08/01/21, (MBIA/FHA
               Insured)                                                                   240,168     Aaa         AAA
     250,000   New Jersey Health Care Facilities Financing Authority, Medical
               Center at Princeton Obligation Group, 5.00%, due 07/01/28,
               (AMBAC Insured)                                                            250,642     Aaa         AAA
     250,000   New Jersey Health Care Facilities Financing Authority, Hackensack
               University Medical Center - Series A, 5.00%, due 01/01/28, (MBIA
               Insured)                                                                   250,973     Aaa         AAA
     350,000   New Jersey Health Care Facilities Financing Authority,
               Centrastate Medical Center Obligation Group, 4.50%, due 07/01/28,
               (AMBAC Insured)                                                            327,201     Aaa         AAA
     300,000   New Jersey Health Care Facilities Financing Authority, Virtua
               Health Issue, 4.75%, due 07/01/18, (FSA Insured)                           293,253     Aaa         AAA
     290,000   New Jersey State Education Facilities Authority, Monmouth
               University - Series C, 5.40%, due 07/01/06                                 307,180     Baa2        BBB
     100,000   New Jersey State Education Facilities Authority, New Jersey
               Institute Tech Issue - Series A, 6.00%, due 07/01/24, (MBIA
               Insured)                                                                   110,250     Aaa         AAA
     150,000   New Jersey State Education Facilities Authority, Trenton State
               College - Series E, 6.00%, due 07/01/19, (AMBAC Insured)                   162,526     Aaa         AAA
     375,000   New Jersey State Educational Facilities Authority, Kean
               University - Series A, 5.00%, due 07/01/27, (AMBAC Insured)                376,684     Aaa         AAA
     240,000   New Jersey State Higher Education Assistance Authority, Student
               Loan Program - Series A, 5.80%, due 06/01/16, (MBIA Insured)               256,714     Aaa         AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (Continued)
---------------------------------------------------------------------------------------------------------------------------
$     75,000   New Jersey State Higher Education Assistance Authority, Student
               Loan - Series A, 5.30%, due 06/01/17, (AMBAC Insured)                $      75,772                 AAA
     125,000   New Jersey State Housing & Mortgage Finance Agency, MHRB
               Refunding - Presidential Plaza, 7.00%, due 05/01/30, (FHA
               Insured)                                                                   136,659                 AAA
     300,000   New Jersey State Housing & Mortgage Finance Agency, MHRB -
               Series A, 6.05%, due 11/01/20, (AMBAC/FHA Insured)                         320,991     Aaa         AAA
     100,000   New Jersey State Housing & Mortgage Finance Agency, MHRB -
               Series A, 6.25%, due 05/01/28, (AMBAC Insured), Subject to AMT             108,014     Aaa         AAA
      75,000   New Jersey State Housing & Mortgage Finance Agency, MHRB -
               Series A, 5.65%, due 05/01/40, (AMBAC Insured), Subject to AMT              77,845     Aaa         AAA
     125,000   New Jersey State Housing & Mortgage Finance Agency,
               Series A, 6.95%, due 11/01/13, (HUD Section 8 Insured)                     134,720                 A+
     150,000   New Jersey State Housing & Mortgage Finance Agency, Home Buyers
               - Series O, 6.35%, due 10/01/27, (MBIA Insured), Subject to AMT            161,838     Aaa         AAA
     400,000   New Jersey State Housing & Mortgage Finance Agency, Home Buyers
               - Series X , 5.35%, due 04/01/29, (MBIA Insured), Subject to AMT           404,872     Aaa         AAA
     140,000   Newark, New Jersey Housing Finance Corporation Mortgage,
               Refunding - HUD Section 8 - Manor Apartments - Series A, 7.50%,
               due 02/15/24, (FHA Insured)                                                156,327                 AAA
     800,000   Port Authority of New York & New Jersey Special Obligation, JFK
               International Air Terminal - Series 6, 5.75%, due 12/01/22,
               (MBIA Insured)                                                             854,496     Aaa         AAA
     150,000   Port Authority of New York & New Jersey, 114th Series,
               5.00%, due 08/01/24                                                        149,990     A1          AA-
      70,000   Puerto Rico Housing Bank & Finance Agency, Single Family
               Mortgage, Affordable Housing Mortgage - Portfolio I, 6.25%, due
               04/01/29, (GNMA/FNMA/FHLMA Insured), Subject to AMT                         74,085     Aaa         AAA
                                                                                    -------------
               Total Municipal Bonds (Cost $8,180,695)                                  8,755,189
                                                                                    -------------

   Shares
-----------
CLOSED-END FUNDS (.85%)
---------------------------------------------------------------------------------------------------------------------------
       4,589   Muniyield New Jersey Fund                                                  76,866
                                                                                    -------------
               Total Closed-End Funds (Cost $73,599)                                      76,866
                                                                                    -------------

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

================================================================================

    Face                                                                                Value
   Amount                                                                             (Note 1)
-----------                                                                         -------------
COMMERCIAL PAPER (3.23%)
---------------------------------------------------------------------------------------------------------------------------
$    292,000   General Motors Acceptance Corporation, 4.75%, due 12/03/98           $     292,000
                                                                                    -------------
               Total Commercial Paper (Cost $292,000)                                     292,000
                                                                                    -------------
               Total Investments (100.91%)(Cost $8,546,294)+                            9,124,055
               Liabilities in Excess of Cash and Other Assets (-0.91%)                    (81,912)
                                                                                    -------------
               Net Assets (100.00%)                                                 $   9,042,143
                                                                                    =============

+ Aggregate cost for federal income tax purposes is $8,546,546.

  Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $578,537 and $1,028, respectively, resulting in net unrealized appreciation of $577,509.

  KEY:
  AMBAC = Ambac Indemnity Corporation
  FSA   = Financial Security Assurance, Inc.
  AMT   = Alternative Minimum Tax
  GNMA  = Government National Mortgage Associaton
  FGIC  = Financial Guaranty Insurance Corporation
  HUD   = Department of Housing and Urban Development
  FHA   = Federal Housing Administration
  LOC   = Letter of Credit
  FHLMA = Federal Home Loan Mortgage Association
  MBIA  = Municipal Bond Insurance Association
  FHLMC = Federal Home Loan Mortgage Corporation
  MHRB  = Multi-family Housing Revenue Bond
  FNMA  = Federal National Mortgage Association

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1998

================================================================================

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (92.32%)
---------------------------------------------------------------------------------------------------------------------------
$    150,000   All Saints Health System, 9.00%, due 08/15/24, (MBIA Insured)        $     171,559     Aaa         AAA
     400,000   Atlanta & Fulton County, Georgia, Downtown Arena Project,
               7.00%, due 12/01/28, (FSA Insured)                                         413,960     Aaa         AAA
     385,000   Baltimore, Maryland - Series B, General Obligation,
               7.90%, due 10/15/16, (FGIC Insured)                                        423,377     Aaa         AAA
   1,100,000   Bastrop, Texas Economic Development Corporation, Sales Tax,
               8.00%, due 08/15/16                                                      1,214,763                 BBB+
     100,000   Buffalo, New York - Series F, 9.05%, due 02/01/15, (AMBAC
               Insured)                                                                   105,773     Aaa         AAA
     240,000   California Housing Finance Agency, Multi-family Housing - Series
               C, 8.10%, due 02/01/37, (AMBAC Insured)                                    256,944     Aaa         AAA
     700,000   Cedartown, Georgia Development Authority, Industrial Park Project
               A, 7.00%, due 02/01/22, (AMBAC Insured)                                    752,780     Aaa         AAA
   2,000,000   Compton, California Community Redevelopment Agency - Series C,
               Tax Allocation, 0.00%*, due 08/01/22, (FSA Insured)                        420,400     Aaa         AAA
     150,000   Connecticut State Health and Educational Facilities Authority,
               Maefair Health Care, 9.20%, due 11/01/24                                   197,400     A1          AA-
     150,000   Connecticut State Health and Educational Facilities Authority,
               Shady Knoll Center, 8.90%, due 11/01/24                                    190,020     A1          AA-
     255,000   Connecticut State Housing Finance Authority - Series F,
               9.25%, due 05/15/27                                                        295,876     Aa2         AA
     200,000   Connecticut State Housing Finance Authority - Series G,
               7.625%, due 05/15/21                                                       226,600     Aa2         AA
     100,000   Connecticut State Development Authority - Sub Series B1,
               8.50%, due 08/15/14                                                        111,698                 A+
     125,000   Conyers, Georgia Water & Sewer - Series B,
               8.75%, due 07/01/15, (AMBAC Insured)                                       142,975     Aaa         AAA
     250,000   Cuyahoga County, Ohio Economic Development, Gateway Arena Project
               - Series A, 8.625%, due 06/01/22                                           298,725
     100,000   Dallas-Fort Worth, Texas International, Airport Facilities
               Improvement, 7.07%, due 11/01/24, (MBIA Insured)                           108,540     Aaa         AAA
     500,000   De Kalb County, Georgia Development Authority Revenue,
               VA Regional Office Project, 6.875%, due 03/01/20, (MBIA Insured)           505,750     Aaa         AAA
     500,000   Detroit, Michigan Downtown Development Authority, Development
               Area No. 1 Projects - Series B, 6.68%, due 07/01/28, (MBIA
               Insured)                                                                   509,600     Aaa         AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (Continued)
---------------------------------------------------------------------------------------------------------------------------
$    200,000   Florida Housing Finance Agency, Taxable Housing Mariner Club -
               K-2, 8.25%, due 09/01/15, (AMBAC Insured)                            $     218,800     Aaa         AAA
   1,230,000   Harrisburg, Pennsylvania - Series A, General Obligation,
               0.00%*, due 04/01/18, (AMBAC Insured)                                      360,390     Aaa         AAA
   1,165,000   Harrisburg, Pennsylvania - Series A, General Obligation,
               0.00%*, due 04/01/19, (AMBAC Insured)                                      320,375     Aaa         AAA
     350,000   Harrison County, Mississippi - Series A, General Obligation,
               7.75%, due 04/01/16, (MBIA Insured)                                        367,570     Aaa
     150,000   Idaho Housing Agency, 8.50%, due 07/01/09, (HUD Section 8
               Insured)                                                                   161,820     A
     150,000   Illinois Housing Development Authority, Affordable Housing
               Project, 8.64%, due 12/01/21, (AMBAC Insured)                              162,990     Aaa         AAA
   2,180,000   Kern County, California Pension Obligation, 0.00%*, due 08/15/18,
               (MBIA Insured)                                                             618,030     Aaa         AAA
     325,000   Maryland State Community Development Administration - Series F,
               9.10%, due 05/15/10, (MHF Insured)                                         360,750     Aa3
     150,000   Memorial Health System, Illinois, 8.375%, due 10/01/20, (MBIA
               Insured)                                                                   176,445     Aaa         AAA
     200,000   Michigan State Housing Development Authority - Series A,
               8.30%, due 11/01/15, (AMBAC Insured)                                       228,000     Aaa         AAA
      50,000   Minnesota State Housing Finance Agency, Rental Housing - Series
               B, 8.00%, due 02/01/18                                                      53,250                 AA
      45,000   Minnesota State Housing Finance Agency, Single Family Mortgage -
               Series G, 8.05%, due 01/01/12                                               47,525                 AA
     600,000   Mississippi Hospital Equipment and Facilities Authority,
               Wellesley Health Systems - Series A, 9.10%, due 04/01/06                   709,680                 AAA
      75,000   New Hampshire State Housing and Finance Authority, Single Family
               - Series C, 9.40%, due 07/01/14                                             77,250     Aa2
     240,000   New Jersey State Housing and Mortgage Finance Agency, Rental
               Housing - Series E, 8.95%, due 11/01/12                                    262,560                 AA-
     700,000   New York State Dormitory Authority, Highland Hospital - Series B,
               7.45%, due 08/01/35, (MBIA Insured)                                        759,990     Aaa         AAA
     250,000   New York State Environmental Facilities - Series A,
               9.625%, due 03/15/21                                                       285,803     Baa1        BBB+
     300,000   New York State Housing Finance Agency, Multi-family Housing -
               Series B, 8.25%, due 05/15/35, (FHA Insured)                               325,890                 AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

================================================================================

                                                                                                            Ratings
                                                                                                          (Unaudited)
                                                                                                      ------------------
   Face                                                                                 Value                   Standard
  Amount                                                                              (Note 1)        Moody's   & Poor's
---------                                                                           -------------    ---------  --------
MUNICIPAL BONDS (Continued)
---------------------------------------------------------------------------------------------------------------------------
$    350,000   New York State Housing Finance Agency, Multi-family Housing -
               Series C, 8.11%, due 11/15/38, (FHA Insured)                         $     400,575                 AAA
     110,000   New York State Housing Finance Agency, Service Contract
               Obligation - Series B, 8.60%, due 03/15/04                                 124,113     Baa1        BBB+
     100,000   Pittsburgh, Pennsylvania Urban Redevelopment Authority,
               9.07%, due 09/01/14, (FSA Insured)                                         122,660     Aaa         AAA
     300,000   Sacramento County, California - Series A, 7.68%, due 08/15/21,
               (MBIA Insured)                                                             364,110     Aaa         AAA
     120,000   Southeastern Pennsylvania Transit Authority - Series B,
               8.75%, due 03/01/20, (FGIC Insured)                                        140,544     Aaa         AAA
     300,000   Tampa, Florida Sports Authority, Hillsboro Arena Project,
               8.07%, due 10/01/26, (MBIA Insured)                                        332,763     Aaa         AAA
     375,000   Texas State Department of Housing & Community Affairs - Series
               C-1, 7.76%, due 09/01/17, (MBIA Insured)                                   411,225     Aaa         AAA
     300,000   Texas State, Veterans Housing, General Obligation,
               7.35%, due 12/01/21                                                        319,020     Aa2         AA
   1,050,000   United Nations Development Corporation, New York - Series A,
               8.80%, due 07/01/26                                                      1,238,853     AAA
     500,000   Virginia State Housing Development Authority, Commonwealth
               Mortgage, 7.80%, due 07/01/17                                              548,150     Aa1         AA+
     365,000   Virginia State Housing Development Authority, Multi-family -
               Series A, 8.125%, due 11/01/15                                             394,346     Aa1         AA+
     175,000   Wisconsin Housing & Economic Development Authority - Series H,
               7.875%, due 03/01/26                                                       181,808     Aa2         AA
                                                                                    -------------
               Total Municipal Bonds (Cost $14,651,280)                               16,422,025
                                                                                    =============

  Shares
----------
CLOSED-END FUNDS (4.63%)
---------------------------------------------------------------------------------------------------------------------------

      94,895   Hyperion Total Return Fund Incorporated                                   824,400
                                                                                    ------------
               Total Closed-End Funds (Cost $854,708)                                    824,400
                                                                                    ============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998

================================================================================

    Face                                                                                Value
   Amount                                                                             (Note 1)
------------                                                                        ------------
COMMERCIAL PAPER (4.04%)
---------------------------------------------------------------------------------------------------------------------------
$    500,000   Ford Motor Credit Corporation, 5.15%, due 12/02/98                   $     500,000
     218,000   General Motors Acceptance Corporation, 4.75%, due 12/03/98                 218,000
                                                                                    -------------
               Total Commercial Paper (Cost $718,000)                                     718,000
                                                                                    -------------
               Total Investments (100.99%)(Cost $16,223,988)+                          17,964,425
               Liabilities in Excess of Cash and Other Assets (-0.99%)                   (175,346)
                                                                                    -------------
               Net Assets (100.00%)                                                 $  17,789,079
                                                                                    =============

+ Aggregate cost for federal income tax purposes is $16,232,226.

  Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,762,507 and $30,308, respectively, resulting in net unrealized appreciation of $1,732,199.

* Zero Coupon Bond

  KEY:

  AMBAC = Ambac Indemnity Corporation
  HUD   = Department of Housing and Urban Development
  FGIC  = Financial Guaranty Insurance Corporation
  MBIA  = Municipal Bond Insurance Association
  FHA   = Federal Housing Administration
  MHF   = Maryland Housing Fund
  FSA   = Financial Security Assurance, Inc.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998

================================================================================

                                                        Lebenthal New York   Lebenthal New Jersey    Lebenthal Taxable
                                                             Municipal             Municipal             Municipal
                                                             Bond Fund             Bond Fund             Bond Fund
                                                       --------------------  --------------------  --------------------
ASSETS
Investment in securities at value (cost $137,980,874,
   $8,546,294 and $16,223,988).........................   $ 148,679,717         $   9,124,055         $  17,964,425
Cash   ................................................          70,189                 1,987                 1,082
Receivables:
     Securities sold...................................         232,280                    --                    --
     Capital shares sold...............................         441,211                80,085               116,745
     Interest..........................................       2,519,417               142,817               271,505
     Due from Manager..................................          17,545                29,214                31,302
                                                          -------------         -------------         -------------
       Total assets....................................     151,960,359             9,378,158            18,385,059
                                                          -------------         -------------         -------------
LIABILITIES
Payables:
     Securities purchased..............................              --               291,647               500,400
     Capital shares redeemed...........................         939,667                   753                10,522
     Dividends.........................................         389,569                23,192                61,608
     Distribution fee payable (Note 3).................          41,061                    --                    --
     Management fee payable (Note 2)...................          29,708                 1,825                 3,542
     Administration fee payable........................          12,367                   550                 1,184
Accrued expenses and other liabilities.................          74,251                18,048                18,724
                                                          -------------         -------------         -------------
       Total liabilities...............................       1,486,623               336,015               595,980
                                                          -------------         -------------         -------------
NET ASSETS.............................................   $ 150,473,736         $   9,042,143         $  17,789,079
                                                          =============         =============         =============
NET ASSETS consist of:
Par value..............................................   $      17,633         $       1,257         $       2,300
Paid in capital........................................     137,953,298             8,691,249            16,365,764
Undistributed investment income - net..................           8,544                    --                    --
Accumulated net realized gain (loss) on investments....       1,795,418              (228,124)             (319,422)
Unrealized appreciation on investments - net...........      10,698,843               577,761             1,740,437
                                                          -------------         -------------         -------------
       Total net assets................................   $ 150,473,736         $   9,042,143         $  17,789,079
                                                          =============         =============         =============
Class A
Net Assets.............................................   $ 147,672,902         $   9,042,143         $  17,789,079
Shares outstanding (Note 4)............................      17,305,012             1,256,518             2,300,399
Net asset value, and redemption price per share........   $        8.53         $        7.20         $        7.73
Maximum offering price per share*......................   $        8.93         $        7.54         $        8.09

Class B
Net Assets.............................................   $   2,800,834         $          --         $          --
Shares outstanding (Note 4)............................         328,063                    --                    --
Net asset value, and redemption price per share**......   $        8.54         $          --         $          --

* The sales charge for Class A is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.

** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1998
================================================================================

                                                        Lebenthal New York   Lebenthal New Jersey    Lebenthal Taxable
                                                             Municipal             Municipal             Municipal
                                                             Bond Fund             Bond Fund             Bond Fund
                                                       --------------------  --------------------  --------------------
INVESTMENT INCOME
Income:
   Interest ...........................................   $   8,124,260         $     397,269         $   1,128,345
   Dividends...........................................          56,617                29,455                21,602
                                                          -------------         -------------         -------------
     Total income......................................       8,180,877               426,724             1,149,947
                                                          -------------         -------------         -------------
Expenses:
   Management fee (Note 2).............................         327,319                19,473                40,186
   Distribution fee:
     Class A (Note 3)..................................         357,160                19,473                40,186
     Class B (Note 3)..................................          10,739                    --                    --
   Shareholder servicing fees:
     Class A...........................................          88,984                25,876                29,348
     Class B...........................................          31,018                    --                    --
   Administration fee..................................         139,816                 7,511                15,642
   Printing............................................          13,829                 1,250                 3,057
   Custodian fee.......................................          19,848                 2,974                 4,352
   Interest............................................           3,413                    63                 1,588
   Legal and compliance fees...........................          56,541                 1,682                   625
   Audit and accounting fees...........................          71,784                38,918                41,785
   Directors' fees.....................................           5,072                   168                   561
   Registration fees:
     Class A...........................................           6,576                   224                   541
     Class B...........................................           2,755                    --                    --
   Amortization of organization expenses (Note 1)......              --                 7,745                 6,249
   Other...............................................           6,127                   499                 2,185
                                                          -------------         -------------         -------------
     Total expenses....................................       1,140,981               125,856               186,305
   Less: Reimbursement of expenses by Manager (Note 2).         (21,825)              (58,043)              (31,797)
         Fees waived by Distributor (Note 3)...........         (10,739)              (19,473)              (40,186)
         Fees paid indirectly (Note 1).................          (3,252)               (1,254)               (1,097)
                                                          -------------         -------------         -------------
     Net expenses......................................       1,105,165                47,086               113,225
                                                          -------------         -------------         -------------
Net investment income..................................       7,075,712               379,638             1,036,722
                                                          -------------         -------------         -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments.......................       2,462,544                36,505                42,480
Change in unrealized appreciation of investments.......       1,099,338               199,349               701,114
                                                          -------------         -------------         -------------
Net realized and unrealized gain on investments........       3,561,882               235,854               743,594
                                                          -------------         -------------         -------------
Increase in net assets from operations.................   $  10,637,594         $     615,492         $   1,780,316
                                                          =============         =============         =============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 1998 AND 1997

================================================================================

                                        Lebenthal New York Municipal               Lebenthal New Jersey Municipal
                                                  Bond Fund                                   Bond Fund
                                 ------------------------------------------  ------------------------------------------
                                         1998                  1997                  1998                  1997
                                 --------------------  --------------------  --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
     Net investment income.......   $    7,075,712        $   6,460,590         $     379,638         $     279,289
     Net realized gain on
       investments...............        2,462,544            1,262,317                36,505                28,867
     Change in unrealized
       appreciation..............        1,099,338            2,368,635               199,349               153,909
                                    --------------        -------------         -------------         -------------
   Increase in net assets from
     operations..................       10,637,594           10,091,542               615,492               462,065
   Dividends from net investment
     income:
       Class A shares............       (7,033,260)*         (6,461,498)             (379,638)*            (279,289)
       Class B shares............          (42,452)*                 --                    --                    --
   Capital share transactions
     (Note 4)....................       12,767,794            7,902,703             2,684,705               756,659
                                    --------------        -------------         -------------         -------------
       Total increase............       16,329,676           11,532,747             2,920,559               939,435
   Net assets:
     Beginning of period.........      134,144,060          122,611,313             6,121,584             5,182,149
                                    --------------        -------------         -------------         -------------
     End of period (1)...........   $  150,473,736        $ 134,144,060         $   9,042,143         $   6,121,584
                                    ==============        =============         =============         =============
   (1) Includes Undistributed Net
       Investment Income.........   $        8,544        $       8,544         $          --         $          --
                                    ==============        =============         =============         =============

(Unaudited Information)

* 99.15% and 97.63% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED NOVEMBER 30, 1998 AND 1997

================================================================================

                                                Lebenthal Taxable Municipal
                                                         Bond Fund
                                            ---------------------------------
                                                    1998             1997
                                            ----------------    -------------
IINCREASE (DECREASE) IN NET ASSETS
   Operations:
     Net investment income..................   $   1,036,722    $   1,010,769
     Net realized gain on
       investments..........................          42,480           97,125
     Change in unrealized
       appreciation.........................         701,114          404,164
                                               -------------    -------------
   Increase in net assets from
     operations.............................       1,780,316        1,512,058
   Dividends from net investment
     income.................................      (1,036,722)      (1,010,769)
   Capital share transactions
     (Note 4)...............................       2,051,611         (114,600)
                                               -------------    -------------
       Total increase.......................       2,795,205          386,689
   Net assets:
     Beginning of period....................      14,993,874       14,607,185
                                               -------------    -------------
     End of period (1)......................   $  17,789,079    $  14,993,874
                                               =============    =============
   (1) Includes Undistributed Net
      Investment Income.....................   $          --    $          --
                                               =============    =============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                          Lebenthal New York
                                                                     Municipal Bond Fund--Class A
                                               ------------------------------------------------------------------------
                                                                        Year Ended November 30,
                                               ------------------------------------------------------------------------
                                                    1998           1997          1996           1995          1994
                                               -------------  -------------  ------------- -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period..........    $   8.32      $    8.09      $    7.99     $    6.84      $    8.03
                                                  --------      ---------      ---------     ---------      ---------
Income from investment operations:
Net investment income.........................        0.42           0.42           0.41          0.43           0.41
Net realized and unrealized
   gain (loss) on investments.................        0.21           0.23           0.10          1.15          (1.15)
                                                  --------      ---------      ---------     ---------      ---------
Total from investment operations..............        0.63           0.65           0.51          1.58          (0.74)
                                                  --------      ---------      ---------     ---------      ---------
Less distributions:
Dividends from net investment income..........       (0.42)         (0.42)         (0.41)        (0.43)         (0.41)
Distributions from net realized
   gain on investments........................          --             --             --            --          (0.04)
                                                  --------      ---------      ---------     ---------      ---------
Total distributions...........................       (0.42)         (0.42)         (0.41)        (0.43)         (0.45)
                                                  --------      ---------      ---------     ---------      ---------
Net asset value, end of period................    $   8.53      $    8.32      $    8.09     $    7.99      $    6.84
                                                  ========      =========      =========     =========      =========
Total Return
   (without deduction of sales load)..........        7.69%          8.27%          6.63%*       23.56%         (9.62%)
Ratios/Supplemental Data
Net assets, end of period (000)...............    $147,673      $ 134,144      $ 122,611     $ 105,579      $  75,326
Ratios to average net assets:
   Expenses...................................        0.76%**        0.89%**        1.09%         0.99%          0.64%
   Net investment income......................        4.92%          5.16%          5.17%         5.63%          5.44%
Portfolio turnover............................       66.04%         60.80%         45.92%       148.88%        192.91%

+ Effective August 15, 1994, the Investment Manager changed to Lebenthal Asset Management, Inc.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.10% for the period ended November 30, 1994.

* Includes the effect of a capital contribution from the Fund's Manager. Without the capital contribution the total return would have been 6.24%.

** Includes fees paid indirectly of less than 0.01% of average net assets.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
Selected data for a share of capital stock outstanding throughout the period:

================================================================================

                                                  Lebenthal New York
                                              Municipal Bond Fund-Class B
                                              ---------------------------
                                               Period Ended November 30,
                                              ---------------------------
                                                         1998*
                                                    -------------
Per Share Operating Performance:
Net asset value, beginning of period..........        $    8.34
                                                      ---------
Income from investment operations:
Net investment income.........................             0.33
Net realized and unrealized
   gain on investments........................             0.20
                                                      ---------
Total from investment operations..............             0.53
                                                      ---------
Less distributions:
Dividends from net investment income..........            (0.33)
                                                      ---------
Net asset value, end of period................        $    8.54
                                                      =========
Total Return (1)
   (without deduction of sales load)..........             6.48%
Ratios/Supplemental Data
Net assets, end of period (000)...............        $   2,801
Ratios to average net assets:
   Expenses ++ (2)............................             1.55%**
   Net investment income (2)..................             3.95%
Portfolio turnover............................            66.04%

*   Class commenced operations on December 3, 1997.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 4.58%.

**  Includes fees paid indirectly of less than .01% of average net assets.

(1) Not annualized for periods less than one year.

(2) Annualized for periods less than one year.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                         Lebenthal New Jersey
                                                                          Municipal Bond Fund
                                               ------------------------------------------------------------------------
                                                                        Year Ended November 30,
                                               ------------------------------------------------------------------------
                                                    1998           1997          1996           1995         1994 *
                                               -------------  -------------  ------------- -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period..........    $   6.97      $    6.74      $    6.70     $    5.95      $    7.16
                                                  --------      ---------      ---------     ---------      ---------
Income from investment operations:
Net investment income.........................        0.35           0.35           0.36          0.36           0.32
Net realized and unrealized
   gain (loss) on investments.................        0.23           0.23           0.04          0.75          (1.21)
                                                  --------      ---------      ---------     ---------      ---------
Total from investment operations..............        0.58           0.58           0.40          1.11          (0.89)
                                                  --------      ---------      ---------     ---------      ---------
Less distributions:
Dividends from net investment income..........       (0.35)         (0.35)         (0.36)        (0.36)         (0.32)
                                                  --------      ---------      ---------     ---------      ---------
Net asset value, end of period................    $   7.20      $    6.97      $    6.74     $    6.70      $    5.95
                                                  ========      =========      =========     =========      =========
Total Return
   (without deduction of sales load)..........        8.47%          8.84%          6.18%        19.10%        (12.70%)
Ratios/Supplemental Data
Net assets, end of period (000)...............    $  9,042      $   6,122      $   5,182     $   3,358      $   2,145
Ratios to average net assets:
   Expenses   ................................        0.60%**        0.70%**        0.63%**       0.60%          0.60%
   Net investment income......................        4.87%          5.12%          5.37%         5.64%          4.97%
Portfolio turnover............................       31.81%         57.19%         28.56%        61.69%        291.60%

+ Effective August 15, 1994, the Investment Manager changed to Lebenthal Asset Management, Inc.

*  Fund commenced operations on December 1, 1993.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.60%, 2.57%, 3.20%, 4.13%, and 4.83% for the years ended November 30, 1998, 1997, 1996,
   1995 and 1994, respectively.

** Includes fees paid indirectly of 0.02%, 0.02%, and 0.03% of average net assets for 1998, 1997, and 1996, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                           Lebenthal Taxable
                                                                          Municipal Bond Fund
                                               ------------------------------------------------------------------------
                                                                        Year Ended November 30,
                                               ------------------------------------------------------------------------
                                                    1998           1997          1996           1995         1994 *
                                               -------------  -------------  ------------- -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period..........    $   7.37      $    7.13      $    7.22     $    6.34      $    7.16
                                                  --------      ---------      ---------     ---------      ---------
Income from investment operations:
Net investment income.........................        0.49           0.50           0.52          0.53           0.44
Net realized and unrealized
   gain (loss) on investments.................        0.36           0.24          (0.09)         0.88          (0.82)
                                                  --------      ---------      ---------     ---------      ---------
Total from investment operations..............        0.85           0.74           0.43          1.41          (0.38)
                                                  --------      ---------      ---------     ---------      ---------
Less distributions:
Dividends from net investment income..........       (0.49)         (0.50)         (0.52)        (0.53)         (0.44)
                                                  --------      ---------      ---------     ---------      ---------
Net asset value, end of period................    $   7.73      $    7.37      $    7.13     $    7.22      $    6.34
                                                  ========      =========      =========     =========      =========
Total Return
   (without deduction of sales load)..........       11.85%         10.89%          6.35%        23.11%         (5.45%)
Ratios/Supplemental Data
Net assets, end of period (000)...............    $ 17,789      $  14,994      $  14,607     $   8,686      $   2,990
Ratios to average net assets:
   Expenses   ................................        0.70%**        0.79%**        0.61%**       0.60%          0.60%
   Net investment income......................        6.45%          7.06%          7.34%         7.57%          6.74%
Portfolio turnover............................       23.75%         34.52%         44.46%        84.74%         93.73%

+ Effective August 15, 1994, the Investment Manager changed to Lebenthal Asset Management, Inc.

*  Fund commenced operations on December 1, 1993.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.15%, 1.42%, 1.63%, 2.59%, and 3.60% for the years ended November 30, 1998, 1997, 1996,
   1995 and 1994, respectively.

** Includes fees paid indirectly of 0.01% of average net assets.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds." Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but have a higher expense ratio than Class A shares, which have an initial sales charge, due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

      a) Valuation of Securities -

      Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

      b) Federal Income Taxes -

      It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their tax-exempt and taxable income to their shareholders. Therefore, no provision for Federal income tax is required.

      c) Dividends and Distributions -

      Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

      The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended November 30, 1998, $2,445 of paid-in capital was reclassified to accumulated net realized gain for the New York Bond Fund.

      d) Organizational Expenses -

      Costs incurred in connection with the organization of each Fund and their initial registration are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Summary of Accounting Policies (Continued)

      e) General -

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

      f) Fees Paid Indirectly -

      Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $3,252, $1,254, and $1,097 for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

      g) Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (the Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New York Bond Fund - Class B, the New Jersey Bond Fund, and the Taxable Bond Fund amounting to $21,825, $58,043 and $31,797, respectively.

Lebenthal & Co., Inc. retained commissions of $260,824 from the sales of shares of the Funds.

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

3. Distribution Plan

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Distribution Plan (Continued)

the New York Bond Fund - Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund - Class B shares. For the year ended November 30, 1998, the Distributor voluntarily waived fees of $10,739, $19,473 and $40,186 from the New York Bond Fund - Class B, New Jersey Bond Fund, and the Taxable Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. Capital Stock

At November 30, 1998, there were 26,666,666,667 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                                  Lebenthal New York Municipal Bond Fund -    Lebenthal New York Municipal Bond Fund -
                                                   Class A                                     Class A
                                                 Year Ended                                  Year Ended
                                              November 30, 1998                           November 30, 1997
                                 ------------------------------------------  ------------------------------------------
                                        Shares                Amount                Shares                Amount
                                 --------------------  --------------------  --------------------  --------------------
Sold   ..........................        2,792,372        $  23,568,425             2,533,634         $  20,632,289
Issued as reinvestment of dividends        731,001            6,165,292               704,599             5,693,051
Redeemed.........................       (2,338,936)         (19,743,010)           (2,274,159)          (18,422,637)
                                    --------------        -------------         -------------         -------------
Net increase.....................        1,184,437        $   9,990,707               964,074         $   7,902,703
                                    ==============        =============         =============         =============

                                     Lebenthal New York Municipal Bond Fund -
                                                      Class B
                                                   Period Ended
                                                November 30, 1998*
                                    ------------------------------------------
                                           Shares                Amount
                                    --------------------  --------------------
Sold   ............................           329,526        $   2,789,840
Issued as reinvestment of dividends             3,624               30,740
Redeemed...........................            (5,087)             (43,493)
                                       --------------        -------------
Net increase.......................           328,063        $   2,777,087
                                       ==============        =============

                                  Lebenthal New Jersey Municipal Bond Fund    Lebenthal New Jersey Municipal Bond Fund
                                                 Year Ended                                  Year Ended
                                              November 30, 1998                           November 30, 1997
                                 ------------------------------------------  ------------------------------------------
                                        Shares                Amount                Shares                Amount
                                 --------------------  --------------------  --------------------  --------------------
Sold   ..........................          494,730        $   3,512,395               198,467         $   1,350,032
Issued as reinvestment of dividends         45,998              325,833                34,595               234,078
Redeemed.........................         (162,955)          (1,153,523)             (123,178)             (827,451)
                                    --------------        -------------         -------------         -------------
Net increase.....................          377,773        $   2,684,705               109,884         $     756,659
                                    ==============        =============         =============         =============

* Lebenthal New York Municipal Bond Fund--Class B commenced operations on December 3, 1997.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

                                    Lebenthal Taxable Municipal Bond Fund       Lebenthal Taxable Municipal Bond Fund
                                                 Year Ended                                  Year Ended
                                              November 30, 1998                           November 30, 1997
                                   ----------------------------------------  ------------------------------------------
                                        Shares                Amount                Shares                Amount
                                   ------------------  --------------------  --------------------  --------------------
Sold   ..........................          558,753        $   4,254,162               399,620         $   2,813,420
Issued as reinvestment of dividends         93,338              706,972                99,357               698,549
Redeemed.........................         (385,439)          (2,909,523)             (514,463)           (3,626,569)
                                    --------------        -------------         -------------         -------------
Net increase/(decrease)..........          266,652        $   2,051,611               (15,486)        $    (114,600)
                                    ==============        =============         =============         =============

5. Investment Transactions

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $100,083,091, $5,031,448, and $4,827,894, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $94,941,310, $2,424,643, and $3,781,426, respectively.

6. Federal Income Taxes

Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2004 amounted to $227,872 ($213,105 and $14,767 expiring November 30, 2001 and November 30, 2004, respectively) and $311,184 ($88,183 and $223,001 expiring November 30, 2003 and November 30, 2004, respectively) for the, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively.

7. Concentration of Credit Risk

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================

To the Shareholders and Board of Directors of the Lebenthal Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the statements of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Lebenthal Funds, Inc., hereafter referred to as the "Funds", at November 30, 1998, and the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights, hereafter referred to as "financial statements," are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for each of the three years in the period ended November 30, 1996 for the Funds were audited by other auditors, whose report, dated January 10, 1997, expressed an unqualified opinion on those statements. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                  /s/ PricewaterhouseCoopers LLP

Kansas City, Missouri
January 12, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Lebenthal Funds, Inc.
      120 Broadway
      New York, New York 10271
      (212) 425-6116

Distributor and
     Shareholder Servicing Agent
      Lebenthal & Co., Inc.
      120 Broadway
      New York, New York 10271

                               [GRAPHIC OMITTED]

                                   LEBENTHAL
                     120 Broadway, New York, New York 10271
                                 (212) 425-6116
                         OUTSIDE OF NYC 1-800-221-5822